Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities [Member]
Disclosure - Other liabilities [Line Items]
Advances received	₩ 3,772,713	₩ 4,498,739
Accrued income	41,593	26,084
Deferred revenue	476,631	445,018
Withholdings	164,370	263,263
Other nonfincial liabilities	1,129,001	1,135,106
Total	5,584,308	6,368,210
Other Noncurrent Liabilities [Member]
Disclosure - Other liabilities [Line Items]
Advances received	181,612	148,404
Accrued income	19,718	41,936
Deferred revenue	7,848,550	7,380,747
Withholdings	10,529	10,781
Other nonfincial liabilities	12,025	9,737
Total	₩ 8,072,434	₩ 7,591,605